Consolidated Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Reinsurance
Reinsurance ceded	$ 1,127	$ 1,063	$ 1,003
Reinsurance assumed	81	296	95
Assumed Premiums, Life Insurance in Force	7,006	94,863	55,381
Ceded Premiums, Life Insurance in Force	450,000	466,406	450,615
Affiliated Entity [Member]
Consolidated Reinsurance
Assumed Premiums, Life Insurance in Force	7,000	86,400	52,900
Ceded Premiums, Life Insurance in Force	266,300	278,400	279,700
Life insurance (1)
Consolidated Reinsurance
Reinsurance ceded	909	824	689
Reinsurance assumed	67	84	65
Life insurance (1) | Affiliated Entity [Member]
Consolidated Reinsurance
Reinsurance ceded	766	687	652
Reinsurance assumed	$ 35	$ 227	$ 56